Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information concerning the compensation of our named executive officers (NEOs), including our principal executive officer (PEO), for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025 and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on: (2)
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income (Loss) ($mms)	Distributable Earnings (Loss) ($mms) (4)(5)
2025	$757,249	$(10,238)	$598,893	$463,046	$24.18	$118.36	$(489.07)	$(268.96)
2024	$2,556,914	$(4,206,659)	$978,873	$(1,198,536)	$35.72	$93.33	$(221.27)	$(95.65)
2023	$3,354,032	$3,825,032	$868,714	$973,020	$100.41	$82.17	$6.03	$39.94
2022	$14,310,747	$12,093,805	$2,109,503	$1,798,969	$97.63	$71.80	$112.06	$194.35
2021	—	—	—	—	$98.68	$94.90	$170.54	$168.45

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Richard J. Mack	Michael McGillis, Priyanka Garg and J.D. Siegel
2024	Richard J. Mack	Michael McGillis, Kevin Cullinan, Priyanka Garg and J.D. Siegel
2023	Richard J. Mack	Jai Agarwal, Michael McGillis, Kevin Cullinan, Priyanka Garg and J.D. Siegel
2022	Richard J. Mack	Jai Agarwal, Michael McGillis, Kevin Cullinan, Priyanka Garg and J.D. Siegel
2021	Richard J. Mack	Michael McGillis

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. No other adjustments are required under applicable SEC rules.

	2025
Adjustments (a)	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (“FY”)	($757,249)	($368,145)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$953,573	$463,590
Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($402,618)	($118,985)
Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($561,192)	($112,308)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$—	$—
TOTAL ADJUSTMENTS	($767,487)	($135,848)

(a)
Time-based RSU award grant date fair values were calculated using the stock price as of the date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards that were outstanding as of the end of the covered fiscal year have been adjusted using the stock price as of year-end.
The closing price of our Common Stock on the NYSE as of December 31, 2025, the last trading day of the fiscal year, was $3.06 per share.

(2)
TSR as calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on November 3, 2021 (the date our common stock began trading on the NYSE) through and including the end of the fiscal year for each year reported in the table as required by Item 402(v) of Regulation
S-K.

(3)
For the 2024 and 2025 fiscal years, represents the cumulative TSR (the “Peer Group TSR”) of the Dow Jones U.S. Mortgage REIT Index (the “
Peer Group
”). For the 2023, 2022 and 2021 fiscal years, represents the cumulative TSR of the Bloomberg REIT Mortgage Index (the “
Prior Peer Group
”). Starting with the 2024 fiscal year, we determined to use the Peer Group instead of the Prior Peer Group because the Prior Peer Group was discontinued in 2024. As such, we are unable to calculate the cumulative TSR of the Prior Peer Group for the 2024 and following fiscal years.

(4)
As an externally managed company, we do not maintain an incentive compensation program that enables us to disclose a “company-selected measure” within the meaning of the SEC rules. However, we have chosen to disclose information regarding Distributable Earnings (Loss), which we believe is the most important financial performance measure in evaluating our NEOs’ compensation as compared to company performance.

(5)
Distributable Earnings (Loss) is a
non-Generally
Accepted Accounting Principles (“GAAP”) measure used to evaluate our performance excluding the effects of certain transactions, non-cash
items and GAAP adjustments, as determined by our Manager. Distributable Earnings (Loss) is a
non-GAAP
measure, which we define as net income (loss) in accordance with GAAP, excluding
(i) non-cash
stock-based compensation expense, (ii) real estate owned
held-for-investment
depreciation and amortization, (iii) any unrealized gains or losses from mark-to-market
valuation changes (other than permanent impairments) that are included in net income (loss) for the applicable period,
(iv) one-time
events pursuant to changes in GAAP and (v) certain
non-cash
items, which in the judgment of our Manager, should not be included in Distributable Earnings (Loss). Pursuant to the Management Agreement, we use Core Earnings, which is substantially the same as Distributable Earnings (Loss) excluding incentive fees, to determine the incentive fees we pay our Manager. A reconciliation of net income (loss) to Distributable Earnings (Loss) is available in Appendix A of this Proxy Statement.

Company Selected Measure Name	Distributable Earnings (Loss)
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	Richard J. Mack	Michael McGillis, Priyanka Garg and J.D. Siegel
2024	Richard J. Mack	Michael McGillis, Kevin Cullinan, Priyanka Garg and J.D. Siegel
2023	Richard J. Mack	Jai Agarwal, Michael McGillis, Kevin Cullinan, Priyanka Garg and J.D. Siegel
2022	Richard J. Mack	Jai Agarwal, Michael McGillis, Kevin Cullinan, Priyanka Garg and J.D. Siegel
2021	Richard J. Mack	Michael McGillis

Peer Group Issuers, Footnote	For the 2024 and 2025 fiscal years, represents the cumulative TSR (the “Peer Group TSR”) of the Dow Jones U.S. Mortgage REIT Index (the “
Peer Group
”). For the 2023, 2022 and 2021 fiscal years, represents the cumulative TSR of the Bloomberg REIT Mortgage Index (the “
Prior Peer Group
	”). Starting with the 2024 fiscal year, we determined to use the Peer Group instead of the Prior Peer Group because the Prior Peer Group was discontinued in 2024. As such, we are unable to calculate the cumulative TSR of the Prior Peer Group for the 2024 and following fiscal years.
PEO Total Compensation Amount	$ 757,249	$ 2,556,914	$ 3,354,032	$ 14,310,747	$ 0
PEO Actually Paid Compensation Amount	$ (10,238)	(4,206,659)	3,825,032	12,093,805	0
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. No other adjustments are required under applicable SEC rules.

	2025
Adjustments (a)	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (“FY”)	($757,249)	($368,145)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$953,573	$463,590
Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($402,618)	($118,985)
Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($561,192)	($112,308)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$—	$—
TOTAL ADJUSTMENTS	($767,487)	($135,848)

(a)
Time-based RSU award grant date fair values were calculated using the stock price as of the date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards that were outstanding as of the end of the covered fiscal year have been adjusted using the stock price as of year-end.
The closing price of our Common Stock on the NYSE as of December 31, 2025, the last trading day of the fiscal year, was $3.06 per share.

Non-PEO NEO Average Total Compensation Amount	$ 598,893	978,873	868,714	2,109,503	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 463,046	(1,198,536)	973,020	1,798,969	0
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. No other adjustments are required under applicable SEC rules.

	2025
Adjustments (a)	PEO	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year (“FY”)	($757,249)	($368,145)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$953,573	$463,590
Deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	($402,618)	($118,985)
Deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($561,192)	($112,308)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$—	$—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$—	$—
TOTAL ADJUSTMENTS	($767,487)	($135,848)

(a)
Time-based RSU award grant date fair values were calculated using the stock price as of the date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards that were outstanding as of the end of the covered fiscal year have been adjusted using the stock price as of year-end.
The closing price of our Common Stock on the NYSE as of December 31, 2025, the last trading day of the fiscal year, was $3.06 per share.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular
List
As mentioned above, as an externally managed company we do not maintain an ince
ntive compensation program that contains financial performance measures related to CMTG. However, we believe the following performance measures represent the most important financial performance measures in evaluating compensation actually paid to our NEOs for the fiscal year ended December 31, 2025 related to CMTG:

•	Distributable Earnings (Loss);

•	Net Income (Loss); and

•	TSR.

Total Shareholder Return Amount	$ 24.18	35.72	100.41	97.63	98.68
Peer Group Total Shareholder Return Amount	118.36	93.33	82.17	71.8	94.9
Net Income (Loss)	$ (489,070,000.00)	$ (221,270,000)	$ 6,030,000.00	$ 112,060,000.00	$ 170,540,000
Company Selected Measure Amount	(268,960,000)	(95,650,000)	39,940,000	194,350,000	168,450,000
PEO Name	Richard J. Mack
Closing Price	$ 3.06
Measure:: 1
Pay vs Performance Disclosure
Name	Distributable Earnings (Loss)
Non-GAAP Measure Description
(5)
Distributable Earnings (Loss) is a
non-Generally
Accepted Accounting Principles (“GAAP”) measure used to evaluate our performance excluding the effects of certain transactions, non-cash
items and GAAP adjustments, as determined by our Manager. Distributable Earnings (Loss) is a
non-GAAP
measure, which we define as net income (loss) in accordance with GAAP, excluding
(i) non-cash
stock-based compensation expense, (ii) real estate owned
held-for-investment
depreciation and amortization, (iii) any unrealized gains or losses from mark-to-market
valuation changes (other than permanent impairments) that are included in net income (loss) for the applicable period,
(iv) one-time
events pursuant to changes in GAAP and (v) certain
non-cash
items, which in the judgment of our Manager, should not be included in Distributable Earnings (Loss). Pursuant to the Management Agreement, we use Core Earnings, which is substantially the same as Distributable Earnings (Loss) excluding incentive fees, to determine the incentive fees we pay our Manager. A reconciliation of net income (loss) to Distributable Earnings (Loss) is available in Appendix A of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (767,487)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(757,249)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	953,573
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(402,618)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(561,192)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,848)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,145)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,590
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,985)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,308)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0